Stockholders' Equity (Details) - USD ($)		3 Months Ended			9 Months Ended	12 Months Ended
	Aug. 21, 2023	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders’ Equity [Line Items]
Exchange ratio						25.83728%
Common stock, shares authorized		300,000,000			300,000,000	55,550,158	55,550,158
Common stock, shares issued		57,509,816			57,509,816	39,901,782	39,667,025
Common stock, shares outstanding		57,509,816			57,509,816	39,901,782	39,667,025
Shares available for issuance						1,663,766	2,537,712
Common stock voting rights					one	one
Common stock, par value (in Dollars per share)		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Fair value (in Dollars)	$ 6,209					$ 3,329
Total offering costs (in Dollars)							$ 59,000
Shares issuable upon exercise of options						11,464,313	10,590,366
Warrants outstanding		996,397			996,397
A Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants to purchase shares		829,730			829,730
Exercise price (in Dollars per share)		$ 3			$ 3
B Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants to purchase shares		166,667			166,667
Exercise price (in Dollars per share)		$ 0.0001			$ 0.0001
Aspen-1 Acquisition Inc. [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized			50,000,000			50,000,000	50,000,000
Common stock, shares issued			5,000,000			5,000,000	5,000,000
Common stock, shares outstanding			5,000,000			5,000,000	5,000,000
Common stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares authorized			10,000,000			10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized		300,000,000			300,000,000
Shares available for issuance		242,490,184			242,490,184	35,553,629
Common stock, par value (in Dollars per share)		$ 0.0001			$ 0.0001
Shares issuable upon exercise of options		304,545	2,737,355	4,857		4,857	943,397
Common Stock [Member] | Equity Option [Member]
Stockholders’ Equity [Line Items]
Shares available for issuance		10,752,566			10,752,566
Shares issuable upon exercise of options					5,752,566
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized		10,000,000			10,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001			$ 0.0001
Shares issuable upon exercise of options
Merger Transaction [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized		300,000,000			300,000,000	10,000,000
Common stock, par value (in Dollars per share)		$ 0.0001			$ 0.0001	$ 0.0001
Merger Transaction [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Issued and sold shares					11,012,387
Purchase price per share (in Dollars per share)		$ 3			$ 3
Gross proceeds (in Dollars)					$ 33,000,000
Total offering costs (in Dollars)					$ 4,200,000
Merger Transaction [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized		10,000,000			10,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001			$ 0.0001
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued						655,351
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares issuable upon exercise of options
Series A Prime Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued						115,057
Minimum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares available for issuance						15,648,379
Maximum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares available for issuance						15,883,113